CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 3,104	$ 3,757
Trade receivables, net	4,831	5,178
Deferred tax assets	16	48
Prepaid expenses and other receivables	1,446	1,988
Total current assets	9,397	10,971
LONG-TERM ASSETS:
Lease deposits	80	74
Severance pay fund	706	819
Property and equipment, net	2,622	2,674
Goodwill and intangible assets, net	35,287	36,395
Total long-term assets	38,695	39,962
Total assets	48,092	50,933
CURRENT LIABILITIES:
Credit line	5,301	3,245
Trade payables	661	859
Employees and payroll accruals	2,772	3,102
Deferred tax liability	56
Accrued expenses and other liabilities	1,180	1,366
Earn-out consideration	2,704	1,428
Deferred revenues	4,319	4,499
Total current liabilities	16,993	14,499
LONG-TERM LIABILITIES:
Deferred revenues	1,420	1,646
Deferred tax liability	2,517	2,749
Earn-out consideration	1,387	2,857
Accrued severance pay	787	873
Total long-term liabilities	6,111	8,125
SHAREHOLDERS' EQUITY:
Shareholders' equity	24,988	28,309
Total liabilities and shareholders' equity	$ 48,092	$ 50,933